Net Income (Loss) Per Share - Calculation of Net Income (loss) Per Share (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributed to ordinary shareholders for computing net income (loss) per ordinary share-basic and diluted | ¥		¥ 1,484,283	¥ (2,913,708)	¥ 2,103,484
Denominator for computing net income (loss) per share-basic:
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic		390,176,367	404,701,910	416,914,898
Denominator for computing net income (loss) per share-diluted:
Weighted average shares outstanding used in computing net income (loss) per ordinary share-diluted		423,810,279	404,701,910	452,081,642
Net income (loss) per ordinary share attributable to Momo Inc. – basic | (per share)	$ 0.55	¥ 3.8	¥ (7.2)	¥ 5.05
Net income (loss) per ordinary share attributable to Momo Inc. - diluted | (per share)	$ 0.53	¥ 3.65	¥ (7.2)	¥ 4.83